VANGUARD
U.S. STOCK INDEX FUNDS

Admiral(TM) Shares
Participant Prospectus
November 13, 2000

VANGUARD TOTAL STOCK
MARKET INDEX FUND

VANGUARD 500
INDEX FUND

VANGUARD EXTENDED
MARKET INDEX FUND

VANGUARD SMALL-CAP
INDEX FUND

VANGUARD VALUE
INDEX FUND

VANGUARD GROWTH
INDEX FUND


This prospectus  contains
financial data for the Funds
through the period ended
June 30, 2000.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


[MEMBERS OF
THE VANGUARD GROUP LOGO]

VANGUARD U.S. STOCK INDEX FUNDS ADMIRAL SHARES
Participant Prospectus
November 13, 2000

-----------------------------------------------------------------------------------------
CONTENTS

1 AN INTRODUCTION TO INDEX FUNDS                25 THE FUNDS AND VANGUARD

2 FUND PROFILES                                 26 INVESTMENT ADVISER

   2 Vanguard Total Stock Market Index Fund     26 DIVIDENDS, CAPITAL GAINS, AND TAXES

   5 Vanguard 500 Index Fund                    27 SHARE PRICE

   8 Vanguard Extended Market Index Fund        27 FINANCIAL HIGHLIGHTS

   11 Vanguard Small-Cap Index Fund             32 INVESTING WITH VANGUARD

   14 Vanguard Value Index Fund                 33 ACCESSING FUND INFORMATION BY COMPUTER

   17 Vanguard Growth Index Fund                GLOSSARY (inside back cover)

20 MORE ON THE FUNDS
-----------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
WHY READING THIS PROSPECTUS IS IMPORTANT
This prospectus explains the objectives, risks, and strategies of the Vanguard U.S. Stock Index Funds. To highlight terms and concepts important to mutual fund investors, we have provided "Plain Talk(R)" explanations along the way. Reading the prospectus will help you to decide which Funds, if any, are the right investments for you. We suggest that you keep it for future reference.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHARE CLASSES
Each of the Vanguard U.S. Stock Index Funds offers two or three separate classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. This
prospectus offers Admiral Shares for six of the Funds and is intended for participants in employer-sponsored retirement or savings plans. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447.
     The Fund's separate share classes have different expenses; as a result, their investment performances will vary. ALL REFERENCES IN THIS PROSPECTUS TO FEES, EXPENSES, AND INVESTMENT PERFORMANCE RELATE SPECIFICALLY TO ADMIRAL SHARES, UNLESS OTHERWISE NOTED.
--------------------------------------------------------------------------------

AN INTRODUCTION TO INDEX FUNDS

WHAT IS INDEXING?
An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. An index (or "passively managed") fund tries to match, as closely as possible, the performance of an established target index. The fund does this by holding all, or a representative sample, of the securities that make up the index.
     Stock index funds may seek to track indexes that hold a certain type of stock--such as growth or value, small-cap or large-cap, or those from just one industry--or they may seek to track indexes that consist of a broader range of stocks--for example, the entire U.S. stock market.
     Index funds do not have active managers, who buy and sell securities based on research and analysis in an attempt to outperform a particular benchmark or the market as a whole. Rather, index funds simply attempt to mirror what the target index does, for better or worse.

     KEEP IN MIND THAT AN INDEX FUND HAS OPERATING EXPENSES AND TRANSACTION COSTS; A MARKET INDEX DOES NOT. THEREFORE, AN INDEX FUND--WHILE EXPECTED TO TRACK ITS TARGET INDEX AS CLOSELY AS POSSIBLE--WILL TYPICALLY BE UNABLE TO MATCH THE PERFORMANCE OF THE INDEX EXACTLY.

WHAT INDEX FUNDS DOES VANGUARD OFFER?
Vanguard offers a variety of stock (both U.S. and international), bond, and balanced index funds. This prospectus provides information about six of Vanguard's U.S. Stock Index Funds, each of which seeks to track a different segment of the U.S. stock market:

      -------------------------------------------------------------------
        FUND                                    SEEKS TO TRACK
      -------------------------------------------------------------------
      Vanguard  Total Stock  Market Index Fund The overall  stock market
      Vanguard 500 Index  Fund                 Large-cap  stocks
      Vanguard  Extended  Market Index Fund    Mid- and small-cap  stocks
      Vanguard  Small-Cap Index Fund           Small-cap stocks
      Vanguard Value Index Fund                Large-cap value stocks
      Vanguard  Growth Index Fund              Large-cap  growth stocks
      -------------------------------------------------------------------

     This prospectus contains profiles that summarize key features of each Fund. Following the profiles, there is important additional information about the Funds.

2

FUND PROFILE--
VANGUARD(R) TOTAL STOCK MARKET INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of the overall stock market.

INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Wilshire 5000 Total Market Index, which consists of all the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market. The Fund invests all or substantially all of its assets in a representative sample of the stocks that make up the Index. For a description of the Fund's sampling technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISK
THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

PERFORMANCE/RISK INFORMATION
The following bar chart and table provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since the Fund's inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare with those of the index that the Fund seeks to track. Both the bar chart and the table present information for the Fund's Investor Shares only, since Admiral Shares were not available during the time periods shown. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

  --------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
      --------------------------------------------------------------------
        SCALE -20% - 50%      1993           10.62%
                              1994           -0.17%
                              1995           35.79%
                              1996           20.96%
                              1997           30.99%
                              1998           23.26%
                              1999           23.81%
     --------------------------------------------------------------------
      Return figures do not reflect the transaction fee on purchases through 1995. The Fund's year-to-date return as of the calendar quarter ended September 30, 2000, was -0.45%.
     -------------------------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 21.51% (quarter ended December 31, 1998), and the lowest return for a quarter was -12.07% (quarter ended September 30, 1998).

                                                                               3
--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                                      SINCE
                                            1 YEAR     5 YEARS      INCEPTION*
--------------------------------------------------------------------------------
Vanguard Total Stock Market Index  Fund**    23.81%     26.84%        19.80%
Wilshire 5000 Index                          23.77      27.11         20.11
--------------------------------------------------------------------------------
*April 27, 1992.
**Return figures do not reflect the transaction fee on purchases through 1995.
--------------------------------------------------------------------------------


FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses for Admiral Shares are based on estimated amounts for the current fiscal year.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                 None
      Transaction Fee on Purchases:                             None*
      Sales Charge (Load) Imposed on Reinvested Dividends:      None
      Redemption Fee:                                           None
      Exchange Fee:                                             None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                     0.13%
      12b-1 Distribution Fee:                                   None
      Other Expenses:                                          0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.15%

     *The Fund reserves the right to deduct a transaction fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year and that operating expenses match our estimates for Admiral Shares. The results apply whether or not you redeem your investment at the end of each period.


               -------------------------------------------------
                  1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                   $15          $48        $85         $192
               -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

4

--------------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                   NET ASSETS  (INVESTOR AND INSTITUTIONAL
Dividends are  distributed quarterly  in      SHARES) AS OF JUNE 30, 2000
March,  June,  September,  and                $24.3 billion
December; capital gains, if any,
are distributed annually in December          NEWSPAPER ABBREVIATION
                                              TotstAdml
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa.,        VANGUARD FUND NUMBER
since inception                               585

INCEPTION DATE
Investor Shares--April 27, 1992               CUSIP NUMBER
Admiral Shares--November 13, 2000             922908728
--------------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) 500 INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of large-capitalization stocks.

INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500 Index, which is dominated by the stocks of large U.S. companies. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- The Fund is also subject to investment style risk, which is the chance that returns from large-capitalization stocks will trail returns from other asset classes or the overall stock market. Large-capitalization stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.

PERFORMANCE/RISK INFORMATION
The following bar chart and table provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual total returns for one, five, and ten calendar years compare with those of the index that the Fund seeks to track. Both the bar chart and the table present information for the Fund's Investor Shares only, since Admiral Shares were not available during the time periods shown. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      --------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
      --------------------------------------------------------------------
        SCALE -20% - 50%      1990           -3.32%
                              1991           30.22%
                              1992            7.42%
                              1993            9.89%
                              1994            1.18%
                              1995           37.45%
                              1996           22.88%
                              1997           33.19%
                              1998           28.62%
                              1999           21.07%
     ---------------------------------------------------------------------
     The Fund's year-to-date return as of the calendar quarter ended September 30, 2000, was -1.35%.
     ---------------------------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 21.39% (quarter ended December 31, 1998), and the lowest return for a quarter was -13.76% (quarter ended September 30, 1990).

6

--------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                    1 YEAR      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Vanguard 500 Index Fund             21.07%       28.49%       18.07%
S&P 500 Index                       21.04        28.56        18.21
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses for Admiral Shares are based on estimated amounts for the current fiscal year.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                 None
      Transaction Fee on Purchases:                             None*
      Sales Charge (Load) Imposed on Reinvested Dividends:      None
      Redemption Fee:                                           None
      Exchange Fee:                                             None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                     0.10%
      12b-1 Distribution Fee:                                   None
      Other Expenses:                                          0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.12%


     *The Fund reserves the right to deduct a transaction fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses match our estimates for Admiral Shares. The results apply whether or not you redeem your investment at the end of each period.


               -------------------------------------------------
                  1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                   $12          $39        $68          $154
               -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS  AND  CAPITAL  GAINS                  NET ASSETS  (INVESTOR  SHARES) AS OF
Dividends  are distributed quarterly in March,  JUNE 30, 2000
June, September, and December; capital gains,   $105.6 billion
if any, are distributed annually in December

INVESTMENT ADVISER                              NEWSPAPER ABBREVIATION
The Vanguard Group, Valley Forge, Pa.,          500Adml
since inception

INCEPTION DATE                                  VANGUARD FUND NUMBER
Investor Shares--August 31, 1976                540
Admiral Shares--November 13, 2000
                                                CUSIP NUMBER
                                                922908710
--------------------------------------------------------------------------------------

8

FUND PROFILE-- VANGUARD(R) EXTENDED MARKET INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of mid- and small-capitalization stocks.

INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Wilshire 4500 Completion Index, a broadly diversified index of stocks of medium-sized and small U.S. companies. The Wilshire 4500 Index contains all of the U.S. common stocks regularly traded on the New York and American Stock Exchanges and the Nasdaq over-the-counter market, except those stocks included in the S&P 500 Index. The Fund invests all or substantially all of its assets in a representative sample of the stocks that make up the Index. For a description of the Fund's sampling technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- The Fund is also subject to investment style risk, which is the chance that returns from mid- or small-capitalization stocks will trail returns from other asset classes or the overall stock market. Small- and mid-cap stocks historically have been more volatile in price than the large-cap stocks that dominate the S&P 500 Index, and perform differently from the overall stock market.

PERFORMANCE/RISK INFORMATION
The following bar chart and table provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual total returns for one, five, and ten calendar years compare with those of the index that the Fund seeks to track. Both the bar chart and the table present information for the Fund's Investor Shares only, since Admiral Shares were not available during the time periods shown. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      --------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
      --------------------------------------------------------------------
        SCALE -20% - 50%      1990          -14.05%
                              1991           41.85%
                              1992           12.47%
                              1993           14.49%
                              1994           -1.76%
                              1995           33.80%
                              1996           17.65%
                              1997           26.73%
                              1998            8.32%
                              1999           36.22%
     --------------------------------------------------------------------
     Return figures do not reflect the transaction fee on purchases through March 31, 2000. The Fund's year-to-date return as of the calendar quarter ended September 30, 2000, was 3.95%.
     -------------------------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 29.54% (quarter ended December 31, 1999), and the lowest return for a quarter was -18.87% (quarter ended September 30, 1990).

--------------------------------------------------------------------------------
          AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                       1 YEAR         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
Vanguard Extended Market Index Fund*   36.22%          24.10%          16.33%
Wilshire 4500 Index                    35.37           23.65           16.16
--------------------------------------------------------------------------------
*Return figures do not reflect the transaction fee on purchases through
 March 31, 2000.
--------------------------------------------------------------------------------

FEES AND EXPENSES
     The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses for Admiral Shares are based on estimated amounts for the current fiscal year.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                 None
      Transaction Fee on Purchases:                             None*
      Sales Charge (Load) Imposed on Reinvested Dividends:      None
      Redemption Fee:                                           None
      Exchange Fee:                                             None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                     0.17%
      12b-1 Distribution Fee:                                   None
      Other Expenses:                                          0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.20%

     *The Fund reserves the right to deduct a transaction fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses match our estimates for Admiral Shares. The results apply whether or not you redeem your investment at the end of each period.


               -------------------------------------------------
                  1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                    $20         $64        $113         $255
               -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

10

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS             NET ASSETS (INVESTOR AND INSTITUTIONAL
Distributed annually in December        SHARES) AS OF JUNE 30, 2000
                                        $6.1 billion
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa.,  NEWSPAPER ABBREVIATION
since inception                         ExtndAdml

INCEPTION DATE                          VANGUARD FUND NUMBER
Investor Shares--December 21, 1987      598
Admiral Shares--November 13, 2000
                                        CUSIP NUMBER
                                        922908694
--------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R)SMALL-CAP INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of small-capitalization stocks.

INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Russell 2000 Small Stock Index, which is made up of the stocks of smaller U.S. companies. The Russell 2000 Index is made up of the 2,000 smallest companies out of the 3,000 largest U.S. companies. The Fund invests all or substantially all of its assets in a representative sample of the stocks that make up the Index. For a description of the Fund's sampling technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- The Fund is also subject to investment style risk, which is the chance that returns from small-capitalization stocks will trail returns from other asset classes or the overall stock market. Small-cap stocks historically have been more volatile in price than the large-cap stocks that dominate the S&P 500 Index, and perform differently from the overall stock market.

PERFORMANCE/RISK INFORMATION
The following bar chart and table provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year over a ten-year period. The table shows how the Fund's average annual total returns for one, five, and ten calendar years compare with those of the index that the Fund seeks to track. Both the bar chart and the table present information for the Fund's Investor Shares only, since Admiral Shares were not available during the time periods shown. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      --------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
      --------------------------------------------------------------------
       SCALE -20% - 50%       1990          -18.13%
                              1991           45.26%
                              1992           18.20%
                              1993           18.70%
                              1994           -0.51%
                              1995           28.74%
                              1996           18.12%
                              1997           24.59%
                              1998           -2.61%
                              1999           23.13%
     --------------------------------------------------------------------
     Return figures do not reflect the transaction fee on purchases through March 31, 2000. The Fund's year-to-date return as of the calendar quarter ended September 30, 2000, was 4.39%.
     -------------------------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 29.29% (quarter ended March 31, 1991), and the lowest return for a quarter was -24.00% (quarter ended September 30, 1990).

12

--------------------------------------------------------------------------------
            AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                  1 YEAR           5 YEARS           10 YEARS
--------------------------------------------------------------------------------
Vanguard Small-Cap Index Fund*     23.13%           17.84%            14.20%
Russell 2000 Index                 21.26            16.69             13.40
--------------------------------------------------------------------------------
*Return figures do not reflect the transaction fee on purchases through
March 31, 2000.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses for Admiral Shares are based on estimated amounts for the current fiscal year.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                 None
      Transaction Fee on Purchases:                             None*
      Sales Charge (Load) Imposed on Reinvested Dividends:      None
      Redemption Fee:                                           None
      Exchange Fee:                                             None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                     0.16%
      12b-1 Distribution Fee:                                   None
      Other Expenses:                                          0.04%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.20%

     *The Fund reserves the right to deduct a transaction fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses match our estimates for Admiral Shares. The results apply whether or not you redeem your investment at the end of each period.


               -------------------------------------------------
                  1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                    $20         $64        $113         $255
               -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS             NET ASSETS (INVESTOR AND INSTITUTIONAL
Distributed annually in December        SHARES) AS OF JUNE 30, 2000
                                        $4.6 billion
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa.,  NEWSPAPER ABBREVIATION
since inception                         SmcapAdml

INCEPTION DATE                          VANGUARD FUND NUMBER
Investor Shares--October 3, 1960        548
Admiral Shares--November 13, 2000
                                        CUSIP NUMBER
                                        922908686
--------------------------------------------------------------------------------

14

FUND PROFILE--VANGUARD(R) VALUE INDEX FUND

INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of large-capitalization value stocks.

INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500/BARRA Value Index, which includes those stocks of the S&P 500 Index with lower-than-average price/book ratios. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
- THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
- The Fund is also subject to investment style risk, which is the chance that returns from large-capitalization value stocks will trail returns from other asset classes or the overall stock market. Value stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.

PERFORMANCE/RISK INFORMATION
The following bar chart and table provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since the Fund's inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare with those of the index that the Fund seeks to track. Both the bar chart and the table present information for the Fund's Investor Shares only, since Admiral Shares were not available during the time periods shown. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      --------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
      --------------------------------------------------------------------
       SCALE -20% - 50%       1993           18.35%
                              1994           -0.73%
                              1995           36.94%
                              1996           21.86%
                              1997           29.77%
                              1998           14.64%
                              1999           12.57%
     --------------------------------------------------------------------
     The Fund's year-to-date return as of the calendar quarter ended September 30, 2000, was 4.31%.
     -------------------------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 17.50% (quarter ended December 31, 1998), and the lowest return for a quarter was -12.96% (quarter ended September 30, 1998).

15

--------------------------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                                SINCE
                                     1 YEAR     5 YEARS      INCEPTION*
--------------------------------------------------------------------------------
Vanguard Value Index Fund            12.57%     22.82%         18.66%
S&P 500/BARRA Value Index            12.72      22.94          18.81
--------------------------------------------------------------------------------
*November 2, 1992.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses for Admiral Shares are based on estimated amounts for the current fiscal year.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                 None
      Transaction Fee on Purchases:                             None*
      Sales Charge (Load) Imposed on Reinvested Dividends:      None
      Redemption Fee:                                           None
      Exchange Fee:                                             None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                     0.14%
      12b-1 Distribution Fee:                                   None
      Other Expenses:                                          0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.17%

     *The Fund reserves the right to deduct a transaction fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses match our estimates for Admiral Shares. The results apply whether or not you redeem your investment at the end of each period.


               -------------------------------------------------
                  1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                    $17         $55        $96         $217
               -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

16

--------------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                  NET ASSETS  (INVESTOR AND INSTITUTIONAL
Dividends are  distributed quarterly  in     SHARES) AS OF JUNE 30, 2000
March,  June,  September,  and               $4 billion
December;  capital gains, if any,
are distributed annually in December         NEWSPAPER ABBREVIATION
                                             ValAdml
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa.,       VANGUARD FUND NUMBER
since inception                              506

INCEPTION DATE                               CUSIP NUMBER
Investor Shares--November 2, 1992            922908678
Admiral Shares--November 13, 2000
--------------------------------------------------------------------------------------

FUND PROFILE--VANGUARD(R) GROWTH INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to match the performance of a benchmark index that measures the investment return of large-capitalization growth stocks.

INVESTMENT STRATEGIES
The Fund employs a passive management strategy designed to track the performance of the Standard & Poor's 500/BARRA Growth Index, which includes those stocks of the S&P 500 Index with higher-than-average price/book ratios. The Fund attempts to replicate the target index by investing all or substantially all of its assets in the stocks that make up the Index. For a description of the Fund's replication technique, please see "Indexing Methods" under MORE ON THE FUNDS.

PRIMARY RISKS
THE FUND'S TOTAL RETURN, LIKE STOCK PRICES GENERALLY, WILL FLUCTUATE WITHIN A WIDE RANGE, SO AN INVESTOR COULD LOSE MONEY OVER SHORT OR EVEN LONG PERIODS. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund is also subject to:
- Investment style risk, which is the chance that returns from large-capitalization growth stocks will trail returns from other asset classes or the overall stock market. Growth stocks tend to go through cycles of doing better--or worse--than the stock market in general. These periods have, in the past, lasted for as long as several years.
- Nondiversification risk, which is the chance that the Fund's performance could be hurt disproportionately by a decline in the price of just a few stocks. This is because the Fund invests a greater percentage of its assets in the stocks of fewer companies as compared with other mutual funds.

PERFORMANCE/RISK INFORMATION
The following bar chart and table provide an indication of the risk of investing in the Fund. The bar chart shows the Fund's performance in each calendar year since the Fund's inception. The table shows how the Fund's average annual total returns for one and five calendar years and since inception compare with those of the index that the Fund seeks to track. Both the bar chart and the table present information for the Fund's Investor Shares only, since Admiral Shares were not available during the time periods shown. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      --------------------------------------------------------------------
                              ANNUAL TOTAL RETURNS
      --------------------------------------------------------------------
       SCALE -20% - 50%       1993            1.53%
                              1994            2.89%
                              1995           38.06%
                              1996           23.74%
                              1997           36.34%
                              1998           42.21%
                              1999           28.76%
     --------------------------------------------------------------------
     The Fund's year-to-date return as of the calendar quarter ended September 30, 2000, was -6.41%.
     -------------------------------------------------------------------

18

     During the period shown in the bar chart, the highest return for a calendar quarter was 24.64% (quarter ended December 31, 1998), and the lowest return for a quarter was -7.21% (quarter ended September 30, 1998).

--------------------------------------------------------------------------------
         AVERAGE ANNUAL TOTAL RETURNS FOR YEARS ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------
                                                             SINCE
                                     1 YEAR    5 YEARS     INCEPTION*
--------------------------------------------------------------------------------
Vanguard Growth Index Fund           28.76%     33.65%       23.74%
S&P 500/BARRA Growth Index           28.25      33.64        23.84
--------------------------------------------------------------------------------
*November 2, 1992.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses for Admiral Shares are based on estimated amounts for the current fiscal year.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                 None
      Transaction Fee on Purchases:                             None*
      Sales Charge (Load) Imposed on Reinvested Dividends:      None
      Redemption Fee:                                           None
      Exchange Fee:                                             None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the
      Fund's assets)
      Management Expenses:                                     0.14%
      12b-1 Distribution Fee:                                   None
      Other Expenses:                                          0.03%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                   0.17%

     *The Fund reserves the right to deduct a transaction fee from future purchases of shares.

     The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund. This example assumes that the Fund provides a return of 5% a year, and that operating expenses match our estimates for Admiral Shares. The results apply whether or not you redeem your investment at the end of each period.


               -------------------------------------------------
                  1 YEAR      3 YEARS    5 YEARS      10 YEARS
               -------------------------------------------------
                   $17         $55         $96         $217
               -------------------------------------------------

     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                   NET ASSETS  (INVESTOR AND INSTITUTIONAL
Dividends are  distributed quarterly  in      SHARES) AS OF JUNE 30, 2000
March,  June,  September,  and December;      $17.2 billion
capital gains, if any, are distributed
annually in December                          NEWSPAPER ABBREVIATION
                                              GrwthAdml
INVESTMENT ADVISER
The Vanguard Group, Valley Forge, Pa.,        VANGUARD FUND NUMBER
since inception                               509

INCEPTION DATE
Investor Shares--November 2, 1992             CUSIP NUMBER
Admiral Shares--November 13, 2000             922908660
--------------------------------------------------------------------------------------

MORE ON THE FUNDS

The following sections discuss other important features of Vanguard U.S. Stock Index Funds.

WHY INVEST IN INDEX FUNDS?
Index funds appeal to many investors for a number of reasons:
- Variety of investments. Vanguard index funds generally invest in a wide variety of companies and industries.
- Relative consistency. Because they seek to track market benchmarks, index funds by definition will not perform dramatically better or worse than their target indexes.
- Low cost. Index funds do not have many of the expenses of an actively managed fund, such as research costs; in addition, they keep trading activity--and thus brokerage commissions--to a minimum.
     Compared with actively managed funds, most index funds have lower turnover rates and lower capital gains distributions. However, from time to time, some index funds may pay out higher-than-expected taxable distributions. That's because index funds must adjust their holdings to reflect changes in their target indexes. In some cases, such changes may force an index fund to sell securities that have appreciated in value, and, thus, realize a capital gain that must be distributed to shareholders. A security may move out of an index for a number of reasons, including a merger or acquisition, or a substantial change in the market capitalization of the issuer. Generally, these changes tend to occur more frequently with small and medium-sized companies than they do with large, well-established companies.

INDEXING METHODS
In seeking to track a particular index, a fund generally uses one of two methods to select stocks.
     Some index funds hold each stock found in their target indexes in about the same proportions as represented in the indexes themselves. This is called a "replication" method. For example, if 5% of the S&P 500 Index were made up of the stock of a specific company, a fund tracking that index (such as Vanguard 500 Index Fund) would invest about 5% of its assets in that company. The 500, Value, and Growth Index Funds employ the replication method of indexing.
     Because it would be very expensive to buy and sell all of the stocks held in certain indexes (the Wilshire 5000 Index, for example, included more than 6,800 stocks as of June 30, 2000), many funds tracking these larger indexes use a "sampling" technique. At Vanguard, we use a sophisticated computer program to select a representative sample of stocks from a Fund's target index that will resemble the full index in terms of industry weightings, market capitalization, price/earnings ratio, dividend yield, and other characteristics. For instance, if 10% of the Wilshire 5000 Index were made up of utility stocks, the Total Stock Market Index Fund would invest about 10% of its assets in some--but not all--of those utility stocks. The particular utility stocks selected by the Fund, as a group, would have investment characteristics similar to those of the utility stocks in the Index. Although the Funds' adviser attempts to closely track the performance of the index, there is no guarantee that securities selected for a Fund will provide investment performance exactly matching that of its target index. The Total Stock Market, Extended Market, and Small-Cap Index Funds employ the sampling method of indexing.

     Each Fund seeks to provide investment results that correspond to its target index. The correlation between the performance of a Fund and its target index is expected to be at least 95%. (A correlation of 100% would indicate perfect correlation.)
     The following table shows the number of stocks held by each of the Funds, and the number of stocks in each Fund's target index, as of June 30, 2000.



             -----------------------------------------------------
                                  NUMBER OF      NUMBER OF STOCKS
             FUND                STOCKS HELD      IN TARGET INDEX
             -----------------------------------------------------
             Total Stock Market      3,440            6,875
             500                       516              500
             Extended Market         3,008            6,386
             Mid-Cap                   405              400
             Small-Cap               2,029            2,000
             Value                     401              391
             Small-Cap Value           427              423
             Growth                    120              109
             Small-Cap Growth          185              177
             ----------------------------------------------------

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                          GROWTH FUNDS AND VALUE FUNDS
Growth investing and value investing are two styles employed by stock fund managers. Growth funds generally focus on companies believed to have above-average potential for growth in revenue and earnings. Reflecting the market's high expectations for superior growth, such stocks typically have low dividend yields and above-average prices in relation to such measures as revenue, earnings, and book value. Value funds generally emphasize stocks of companies from which the market does not expect strong growth. The prices of value stocks typically are below-average in comparison with such factors as earnings and book value, and these stocks typically have above-average dividend yields. Growth and value stocks have, in the past, produced similar long-term returns, though each category has periods when it outperforms the other. In general, growth funds appeal to investors who will accept more volatility in hopes of a greater increase in share price. Growth funds also may appeal to investors with taxable accounts who want a higher proportion of returns to come as capital gains (which may be taxed at lower rates than dividend income). Value funds, by contrast, are appropriate for investors who want some dividend income and the potential for capital gains, but are less tolerant of share-price fluctuations.
--------------------------------------------------------------------------------


ADDITIONAL RISK INFORMATION

[FLAG]EACH FUND IS SUBJECT TO MARKET RISK, WHICH IS THE CHANCE THAT STOCK PRICES
     OVERALL WILL DECLINE OVER SHORT OR EVEN LONG PERIODS. STOCK MARKETS TEND TO MOVE IN CYCLES, WITH PERIODS OF RISING STOCK PRICES AND PERIODS OF FALLING STOCK PRICES.

     To illustrate the volatility of stock prices, the following table shows the best, worst, and average total returns for the U.S. stock market over various periods as measured by the S&P 500 Index, which--in addition to being the target index for Vanguard 500 Index Fund--is a widely used barometer of stock market activity. (Total returns consist of dividend income plus change in market price.) Note that the returns shown do not include the costs of buying and selling stocks or other expenses that a real-world investment portfolio would incur. Note, also, that the gap between best and worst tends to narrow over the long term.

             ------------------------------------------------------
                       U.S. STOCK MARKET RETURNS (1926-1999)
             ------------------------------------------------------
                             1 YEAR  5 YEARS  10 YEARS   20 YEARS
             ------------------------------------------------------
             Best             54.2%    28.6%    19.9%      17.9%
             Worst           -43.1    -12.4     -0.9        3.1
             Average          13.2     11.0     11.1       11.1
             ------------------------------------------------------

     The table covers all of the 1-, 5-, 10-, and 20-year periods from 1926 through 1999. You can see, for example, that while the average return on common stocks for all of the 5-year periods was 11.0%, returns for individual 5-year periods ranged from a -12.4% average (from 1928 through 1932) to 28.6% (from 1995 through 1999). These average returns reflect past performance on common stocks; you should not regard them as an indication of future returns from either the stock market as a whole or any Fund in particular.
     Even indexes that are subsets of the S&P 500 Index--such as the S&P 500/BARRA Value Index and the S&P 500/BARRA Growth Index (the target indexes for the Value and Growth Index Funds)--will not perform in the same way as the broader S&P 500 Index. Historically, stocks of the S&P 500/BARRA Value Index have been less volatile than the stocks found in the broader S&P 500 Index; stocks of the S&P 500/BARRA Growth Index, on the other hand, have displayed somewhat greater short-term volatility than the S&P 500 Index's stocks. However, both value and growth stocks have the potential at times to be more volatile than the broader market.

[FLAG]THE FUNDS ARE ALSO SUBJECT,  IN VARYING DEGREES, TO INVESTMENT STYLE RISK,
     WHICH IS THE CHANCE THAT RETURNS FROM A SPECIFIC TYPE OF STOCK (FOR INSTANCE, SMALL-CAP OR VALUE) WILL TRAIL RETURNS FROM OTHER ASSET CLASSES OR THE OVERALL STOCK MARKET. EACH TYPE OF STOCK TENDS TO GO THROUGH CYCLES OF DOING BETTER--OR WORSE--THAN COMMON STOCKS IN GENERAL. THESE PERIODS HAVE, IN THE PAST, LASTED FOR AS LONG AS SEVERAL YEARS.

RISK OF NONDIVERSIFICATION
[FLAG]As index funds, each of the U.S. Stock Index Funds holds the largest stocks in its target index in approximately the same percentages as those stocks are represented in its index. When a target index becomes less diversified, a fund that tracks that index similarly becomes less diversified. This has happened to the GROWTH INDEX FUND. Due to the rapid appreciation of certain stocks in its target index, the Fund's top four holdings have at times represented more than 25% of its total assets. By tracking its target index, the Fund technically has become "nondiversified" under SEC standards, although it continues to hold more than 100 stock positions in a variety of market sectors. As the market values of the Fund's largest holdings rise and fall, there may be times when the Fund is diversified under SEC standards and other times when it is not. Shareholders in Vanguard Growth Index Fund are subject to the risk that the Fund's performance could be hurt disproportionately by a decline in the price of just a few stocks.
     In the unlikely event that the target index of any of the other Vanguard U.S. Stock Index Funds becomes dominated by just a few companies, shareholders in that Fund would similarly be subject to the risk of nondiversification.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                   LARGE-CAP, MID-CAP, AND SMALL-CAP STOCKS
Stocks of publicly traded companies--and mutual funds that hold these stocks--can be classified by the companies' market value, or capitalization. Market capitalization changes over time, and there is no "official" definition of the boundaries of large-, mid-, and small-cap stocks. Vanguard generally defines large-capitalization (large-cap) funds as those holding stocks of companies whose outstanding shares have a market value exceeding $13 billion; mid-cap funds as those holding stocks of companies with a market value between $1.5 billion and $13 billion; and small-cap funds as those typically holding stocks of companies with a market value of less than $1.5 billion. Vanguard periodically reassesses these classifications.
--------------------------------------------------------------------------------


TRANSACTION FEES
Some of Vanguard's index funds charge a transaction fee on purchases of fund shares to offset the higher costs of trading certain securities, particularly small-company stocks. The transaction fee ensures that these higher costs are borne by the investors making the transactions--and not by shareholders already in the fund who do not generate the costs. All transaction fees are paid directly into the fund itself (unlike a sales charge or load that non-Vanguard funds may impose to compensate their sales representatives). Without transaction fees, some index funds would have trouble tracking their target indexes.

COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into investments when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Funds have adopted the following policies, among others, designed to discourage short-term trading:
- Each Fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to the efficient management of the Fund. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- There is a limit on the number of times you can exchange into and out of a Fund (see "Exchanges" in the INVESTING WITH VANGUARD section).
-    Telephone and online exchanges are not permitted for non-IRA accounts.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST IN THESE FUNDS IF YOU ARE A MARKET-TIMER.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                             THE COSTS OF INVESTING
Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs associated with the fund's buying and selling of securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in fund expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------

24

TURNOVER RATE
Generally, a passively managed fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the fund's target index. Turnover rates for large-cap stock index funds tend to be very low because large-cap indexes, such as the S&P 500, typically do not change much from year to year. Turnover rates for mid-cap and small-cap stock index funds tend to be higher (although still relatively low, compared to actively managed stock funds), because the indexes they track are more likely to change as a result of mergers, acquisitions, business failures, or growth of companies than a larger-cap index. The turnover rate of each Fund for each of the last five years (or since inception of the Fund, if shorter) is shown in the FINANCIAL HIGHLIGHTS section of this prospectus.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE
Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as income subject to taxes. As of June 30, 2000, the average turnover rate for passively managed domestic equity index funds investing in common stocks was approximately 21%; for all domestic stock funds, the average turnover rate was approximately 90%, according to Morningstar, Inc. (A turnover rate of 100% would occur, for example, if a fund sold and replaced securities valued at 100% of its net assets within a one-year period.)
--------------------------------------------------------------------------------


INVESTMENT POLICIES
Each Fund reserves the right to substitute a different index for the index it currently tracks if the current index is discontinued, or for any other reason determined in good faith by the Fund's board of trustees. In every such instance, the substitute index will measure the same general market (large-, mid-, or small-cap, growth, or value) as the current index.
     Each Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of holding all, or a representative sample, of the stocks that make up the index it tracks. It is not expected that any Fund will invest more than 5% of its assets in foreign securities.
     Although index funds, by their nature, tend to be tax-efficient investment vehicles, the Funds generally are managed without regard to tax ramifications.
     To track their target indexes as closely as possible, the Funds attempt to remain fully invested (at least 95% of total assets) in the stocks of the index. To help stay fully invested, and to reduce transaction costs, the Funds may invest, to a limited extent, in futures and options contracts, warrants, convertible securities, and swap agreements, which are types of derivatives.
     Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. Similar risks exist for warrants (securities that permit their owners to purchase a specific number of stock shares at a predetermined price), convertible securities (securities that may be exchanged for another asset), and swap agreements

(contracts in which each party agrees to make payments to the other based on the return of a specified index or asset).
     For this reason, the Funds will not use futures, options, warrants, convertible securities, or swap agreements for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. A Fund's obligation under futures contracts will not exceed 20% of that Fund's total assets.
     The reasons for which a Fund will invest in futures and options are:
- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.
- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

PENDING LEGAL PROCEEDINGS
On June 8, 2000, Vanguard was sued by McGraw-Hill over Vanguard's right to use certain Standard & Poor's (S&P) trademarks and other intellectual property owned by McGraw-Hill. The suit currently is pending in the federal district court for the Southern District of New York. The suit requests, among other things: monetary damages; injunctive relief that would prevent Vanguard from using S&P indexes and S&P trademarks in connection with Vanguard's potential offering of an exchange-traded class of shares of the Funds; and declaratory relief that McGraw-Hill is entitled to terminate the license agreement that grants Vanguard the right to use certain S&P indexes and S&P trademarks. Vanguard believes that it should prevail in these proceedings; however, there is no assurance that it will do so.

THE FUNDS AND VANGUARD
The Funds are members of The Vanguard Group, a family of more than 35 investment companies with more than 100 funds holding assets worth more than $570 billion. All of the funds share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
     Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE
The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

26

INVESTMENT ADVISER
The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as the Funds' adviser. As of June 30, 2000, Vanguard served as adviser for about $388.1 billion in assets. Vanguard manages the Funds on an at-cost basis, subject to the control of the trustees and officers of the Funds. For the six months ended June 30, 2000, the investment advisory expenses represented an effective annual rate of approximately 0.01% of each Fund's average net assets.
     The Funds have authorized Vanguard to choose brokers or dealers to handle the purchase and sale of securities for the Funds, and to get the best available price and most favorable execution from these brokers with respect to all transactions. The Funds may direct Vanguard to use a particular broker for certain transactions in exchange for commission rebates or research services provided to the Funds.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUNDS' ADVISER
The individual responsible for overseeing each Fund's investments is:

GEORGE U. SAUTER, Managing Director of Vanguard and head of Vanguard's Quantitative Equity Group; has worked in investment management since 1985; primary responsibility for Vanguard's stock indexing policy and strategy since joining the company in 1987; A.B., Dartmouth College; M.B.A., University of Chicago.
--------------------------------------------------------------------------------

DIVIDENDS, CAPITAL GAINS, AND TAXES
Each Fund distributes to shareholders virtually all of its net income (interest and dividends, less expenses), as well as any capital gains realized from the sale of its holdings. Income dividends for the Total Stock Market, 500, Value, and Growth Index Funds generally are distributed in March, June, September, and December; income dividends for the Extended Market, and Small-Cap Index Funds generally are distributed in December. Capital gains distributions generally occur in December. In addition, the Funds may occasionally be required to make supplemental dividend or capital gains distributions at some other time during the year.
     Your dividend and capital gains distributions will be reinvested in additional Fund shares and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan's Summary Plan Description, or your tax adviser about the tax consequences of plan withdrawals.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS
As a shareholder, you are entitled to your share of the fund's income from interest and dividends, and gains from the sale of investments. You receive such earnings as either an income dividend or a capital gains distribution. Income dividends come from both the dividends that the fund earns from its holdings and the interest it receives from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less, or more than one year.
--------------------------------------------------------------------------------


SHARE PRICE
Each Fund's share price, called its net asset value, or NAV, is calculated each business day after the close of regular trading on the New York Stock Exchange (the NAV is not calculated on holidays or other days when the Exchange is closed). Net asset value per share is computed by dividing the net assets attributed to each share class by the number of shares outstanding for that class.
     Knowing the daily net asset value is useful to you as a shareholder because it indicates the current value of your investment. The Fund's NAV, multiplied by the number of shares you own, gives you the dollar amount you would have received had you sold all of your shares back to the Fund that day.
     A NOTE ON PRICING: A Fund's investments will be priced at their market value when market quotations are readily available. When these quotations are not readily available, investments will be priced at their fair value, calculated according to procedures adopted by the Funds' Board of Trustees.
     Each Fund's share price can be found daily in the mutual fund listings of most major newspapers under the heading "Vanguard Index Funds."

FINANCIAL HIGHLIGHTS
The following financial highlights tables pertain to the Fund's Investor Shares; Admiral Shares were not available during the periods shown.The tables are intended to help you understand each Fund's financial performance for the past five years or since inception, plus the six months ended June 30, 2000, and certain information reflects financial results for a single Fund share in each case. The total returns in each table represent the rate that an investor would have earned or lost each year on an investment in the Fund (assuming reinvestment of all dividend and capital gains distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual reports to shareholders. The information for the six-month period ended June 30, 2000, has not been audited by independent accountants. You may have the annual reports sent to you without charge by contacting Vanguard.

28

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE
This explanation uses the Total Stock Market Index Fund as an example. The Fund began the six months ended June 30, 2000, with a net asset value (price) of $33.22 per share. During the period, the Fund earned $0.16 per share from investment income (interest and dividends). There was a decline of $0.39 per share from investments that had depreciated in value or that were sold for lower prices than the Fund paid for them.

Shareholders received $0.21 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

Investment losses ($0.23 per share) plus the distributions ($0.21 per share) resulted in a share price of $32.78 at the end of the period. This was a decrease of $0.44 per share (from $33.22 at the beginning of the period to $32.78 at the end of the period). For a shareholder who reinvested the distributions in the purchase of more shares, the total return from the Fund was -0.72% for the period.

As of June 30, 2000, the Fund (Investor Shares only) had $19.8 billion in net assets. For the six-month period, its annualized expense ratio was 0.20% ($2.00 per $1,000 of net assets); and its annualized net investment income amounted to 1.00% of its average net assets. It sold and replaced securities valued at 8% of its net assets.
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------
                                                                   VANGUARD TOTAL STOCK MARKET INDEX FUND
                                                                                 INVESTOR SHARES
                                                SIX MONTHS                   YEAR ENDED DECEMBER 31,
                                                     ENDED--------------------------------------------------------------
                                             JUNE 30, 2000*       1999         1998         1997         1996       1995
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $33.22      $27.42       $22.64       $17.77       $15.04     $11.37
------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                 .16        .317         .336         .319          .29        .29
 Net Realized and Unrealized Gain (Loss)
  on Investments                                      (.39)      6.133        4.898        5.143         2.84       3.75
                                           -----------------------------------------------------------------------------
   Total from Investment Operations                   (.23)      6.450        5.234        5.462         3.13       4.04
                                           -----------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                 (.15)      (.330)       (.329)       (.322)        (.29)      (.28)
 Distributions from Realized Capital Gains            (.06)      (.320)       (.125)       (.270)        (.11)      (.09)
                                           -----------------------------------------------------------------------------
   Total Distributions                                (.21)      (.650)       (.454)       (.592)        (.40)      (.37)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $32.78      $33.22       $27.42       $22.64       $17.77     $15.04
========================================================================================================================
TOTAL RETURN**                                      -0.72%      23.81%       23.26%       30.99%       20.96%     35.79%
========================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)              $19,829     $18,133       $9,308       $5,092       $3,531     $1,571
 Ratio of Total Expenses to
  Average Net Assets                              0.20%***       0.20%        0.20%        0.20%        0.22%      0.25%
 Ratio of Net Investment Income to Average
  Net Assets                                      1.00%***       1.15%        1.44%        1.65%        1.86%      2.14%
 Turnover Rate                                      8%***+          3%           3%           2%           3%         3%
========================================================================================================================

  *Unaudited.
 **Total  return  figures do not reflect the 0.25%  transaction  fee on purchases through 1995.
***Annualized.
  +The turnover rate excluding in-kind redemptions was 4%.

------------------------------------------------------------------------------------------------------------------------
                                                                            VANGUARD 500 INDEX FUND
                                                                                 INVESTOR SHARES
                                                SIX MONTHS                   YEAR ENDED DECEMBER 31,
                                                     ENDED--------------------------------------------------------------
                                             JUNE 30, 2000*       1999         1998         1997         1996       1995
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $135.33     $113.95      $ 90.07       $69.17       $57.60     $42.97
------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                 .65       1.370         1.33         1.31         1.28       1.22
 Net Realized and Unrealized Gain Loss)
  on Investments                                     (1.21)     22.415        24.30        21.50        11.82      14.76
                                           -----------------------------------------------------------------------------
   Total from Investment Operations                   (.56)     23.785        25.63        22.81        13.10      15.98
                                           -----------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                 (.61)     (1.410)       (1.33)       (1.32)       (1.28)     (1.22)
 Distributions from Realized Capital Gains              --       (.995)        (.42)        (.59)        (.25)      (.13)
                                           -----------------------------------------------------------------------------
   Total Distributions                                (.61)     (2.405)       (1.75)       (1.91)       (1.53)     (1.35)
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $134.16     $135.33      $113.95       $90.07       $69.17     $57.60
========================================================================================================================
TOTAL RETURN                                        -0.42%      21.07%       28.62%       33.19%       22.88%     37.45%
========================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)             $105,583    $104,652      $74,229      $49,358      $30,332    $17,372
 Ratio of Total Expenses to
  Average Net Assets                               0.18%**       0.18%        0.18%        0.19%        0.20%      0.20%
 Ratio of Net Investment Income to
  Average Net Assets                                .97%**       1.13%        1.35%        1.66%        2.04%      2.38%
 Turnover Rate***                                     9%**          6%           6%           5%           5%         4%
------------------------------------------------------------------------------------------------------------------------

  *Unaudited.
 **Annualized.
***Turnover rates excluding in-kind redemptions were 7%, 3%, 3%, 3%, 2%, and 2%, respectively.

-------------------------------------------------------------------------------------------------------------------------
                                                                                VANGUARD EXTENDED MARKET INDEX FUND
                                                                                         INVESTOR SHARES
                                                SIX MONTHS                            YEAR ENDED DECEMBER 31,
                                                     ENDED---------------------------------------------------------------
                                            JUNE 30, 2000*        1999         1998         1997         1996       1995
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $37.07      $30.63       $30.76       $26.20       $24.07     $18.52
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                .143        .297         .388         .351          .34        .30
 Net Realized and Unrealized Gain (Loss)              .077      10.101        2.025        6.479         3.85       5.95
  on Investments
                                             ----------------------------------------------------------------------------
  Total from Investment Operations                    .220      10.398        2.413        6.830         4.19       6.25
                                             ----------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                   --       (.318)       (.373)       (.360)        (.34)      (.30)
 Distributions from Realized Capital Gains          (1.110)     (3.640)      (2.170)      (1.910)       (1.72)      (.40)
                                             ----------------------------------------------------------------------------
  Total Distributions                               (1.110)     (3.958)      (2.543)      (2.270)       (2.06)      (.70)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $36.18      $37.07       $30.63       $30.76       $26.20     $24.07
=========================================================================================================================
TOTAL RETURN**                                       0.16%      36.22%        8.32%       26.73%       17.65%     33.80%
=========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)               $5,028      $4,221       $2,939       $2,723       $2,099     $1,523
 Ratio of Total Expenses to
  Average Net Assets                              0.25%***       0.25%        0.23%         0.23        0.25%      0.25%
 Ratio of Net Investment Income to
  Average Net Assets                               .82%***       1.04%        1.21%        1.30%        1.42%      1.51%
 Turnover Rate                                      30%***         26%          27%          15%          22%        15%
=========================================================================================================================

  *Unaudited.
 **Total return figures do not reflect transaction fees on purchases (0.25% from October 31, 1997,through March 31, 2000; 0.5% from 1995 through October 31, 1997).
***Annualized.

30

-------------------------------------------------------------------------------------------------------------------------
                                                                                       VANGUARD SMALL-CAP INDEX FUND
                                                                                             INVESTOR SHARES
                                                SIX MONTHS                                YEAR ENDED DECEMBER 31,
                                                     ENDED---------------------------------------------------------------
                                            JUNE 30, 2000*        1999         1998         1997         1996       1995
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                  $23.60      $21.20       $23.75       $20.23       $18.61     $14.99
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                .119        .256         .311         .277          .26        .24
 Net Realized and Unrealized Gain (Loss)              .726       4.491       (1.007)       4.632         3.07       4.06
  on Investments                             ----------------------------------------------------------------------------
   Total from Investment Operations                   .845       4.747       (.696)        4.909         3.33       4.30
                                             ----------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                   --       (.267)       (.304)       (.274)        (.27)      (.23)
 Distributions from Realized Capital Gains           (.215)     (2.080)      (1.550)      (1.115)       (1.44)      (.45)
                                             ----------------------------------------------------------------------------
  Total Distributions                                (.215)     (2.347)      (1.854)      (1.389)       (1.71)      (.68)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                        $24.23      $23.60       $21.20       $23.75       $20.23     $18.61
=========================================================================================================================

TOTAL RETURN**                                       3.50%      23.13%       -2.61%       24.59%       18.12%     28.74%
=========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)                 $4,096      $3,553       $2,768       $2,652       $1,713       $971
 Ratio of Total Expenses to
  Average Net Assets                              0.27%***       0.25%        0.24%        0.23%        0.25%      0.25%
 Ratio of Net Investment Income to
  Average Net Assets                              1.03%***       1.25%        1.39%        1.38%        1.51%      1.58%
 Turnover Rate                                      70%***         42%          35%          29%          28%        28%
=========================================================================================================================

  *Unaudited.
 **Total return figures do not reflect transaction fees on purchases
   (0.5% from 1996 through March 31, 2000; 1.0% from 1995 through 1996).
***Annualized.



-------------------------------------------------------------------------------------------------------------------------
                                                                           VANGUARD VALUE INDEX FUND
                                                                                 INVESTOR SHARES
                                                SIX MONTHS                   YEAR ENDED DECEMBER 31,
                                                     ENDED--------------------------------------------------------------
                                             JUNE 30, 2000*       1999         1998         1997         1996       1995
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                  $22.89      $22.51       $20.85       $17.02       $14.79     $11.12
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                 .18        .355         .366          .38          .37        .41
 Net Realized and Unrealized Gain (Loss)
  on Investments                                     (1.10)      2.342        2.647         4.57         2.81       3.66
                                             ----------------------------------------------------------------------------
  Total from Investment Operations                    (.92)      2.697        3.013         4.95         3.18       4.07
                                             ----------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                 (.17)      (.362)       (.363)        (.37)        (.38)      (.40)
 Distributions from Realized Capital Gains            (.41)     (1.955)       (.990)        (.75)        (.57)        --
                                             ----------------------------------------------------------------------------
  Total Distributions                                 (.58)     (2.317)      (1.353)       (1.12)        (.95)      (.40)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                        $21.39      $22.89       $22.51       $20.85       $17.02     $14.79
=========================================================================================================================

TOTAL RETURN                                        -4.12%      12.57%       14.64%       29.77%       21.86%     36.94%
=========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)                 $3,330      $3,378       $2,421       $1,796       $1,016       $496
 Ratio of Total Expenses to Average Net Assets     0.22%**       0.22%        0.22%        0.20%        0.20%      0.20%
 Ratio of Net Investment Income to Average
  Net Assets                                       1.63%**       1.59%        1.72%         2.05        2.54%      3.06%
 Turnover Rate                                       32%**         41%          33%          25%          29%        27%
=========================================================================================================================

 *Unaudited.
**Annualized.

-------------------------------------------------------------------------------------------------------------------------
                                                                                         VANGUARD GROWTH INDEX FUND
                                                                                                INVESTOR SHARES
                                                SIX MONTHS                                   YEAR ENDED DECEMBER 31,
                                                     ENDED---------------------------------------------------------------
                                            JUNE 30, 2000*        1999         1998         1997         1996       1995
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                  $39.43      $31.67       $22.53       $16.90       $13.97     $10.28
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                 .07        .207         .230          .23          .22        .21
 Net Realized and Unrealized Gain (Loss)
  on Investments                                       .94       8.821        9.244         5.88         3.07       3.68
                                             ----------------------------------------------------------------------------
  Total from Investment Operations                    1.01       9.028        9.474         6.11         3.29       3.89
                                             ----------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                 (.07)      (.228)       (.219)        (.23)        (.22)      (.20)
 Distributions from Realized Capital Gains              --      (1.040)       (.115)        (.25)        (.14)        --
                                             ----------------------------------------------------------------------------
  Total Distributions                                 (.07)     (1.268)       (.334)        (.48)        (.36)      (.20)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                        $40.37      $39.43       $31.67       $22.53       $16.90     $13.97
=========================================================================================================================

TOTAL RETURN                                         2.56%      28.76%       42.21%       36.34%       23.74%     38.06%
=========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Year (Millions)                $16,476     $15,232       $6,644       $2,365         $787       $271
 Ratio of Total Expenses to
  Average Net Assets                               0.22%**       0.22%        0.22%        0.20%        0.20%      0.20%
 Ratio of Net Investment Income to
  Average Net Assets                               0.34%**       0.64%        0.92%        1.19%        1.57%      1.71%
 Turnover Rate                                       27%**         33%          29%          26%          29%        24%
=========================================================================================================================

 *Unaudited.
**Annualized.



















"Standard & Poor's (R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500,"
"S&P MidCap 400," and "S&P SmallCap 600" are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by Vanguard U.S. Stock Index Funds and The Vanguard Group. These mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Funds. "Wilshire 4500" and "Wilshire 5000" are registered trademarks of Wilshire Associates. Frank Russell Company is the owner of the trademarks and copyrights relating to the Russell Indexes. Note: McGraw-Hill has sued Vanguard over Vanguard's right to use certain S&P Indexes. See page 25.

32

INVESTING WITH VANGUARD
One or more of the Funds are an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect a Fund as an investment option.
- If you have any questions about a Fund or Vanguard, including those about a Fund's investment objective, strategies, or risks, contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188.
- If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

INVESTMENT OPTIONS AND ALLOCATIONS
Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

TRANSACTIONS
Contributions, exchanges, or redemptions of a Fund's shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.
     In all cases, your transaction will be based on a Fund's next-determined net asset value after Vanguard receives your request (or, in the case of new contributions, the next- determined net asset value after Vanguard receives the order from your plan administrator). As long as this request is received before the close of trading on the New York Stock Exchange, generally 4 p.m. Eastern time, you will receive that day's net asset value. Contact your plan administrator for special cut off times that may apply to transaction requests placed with another service provider.

EXCHANGES
The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange or reject any exchange, at any time, without notice. Because excessive exchanges can potentially disrupt the management of a Fund and increase its transaction costs, Vanguard limits participant exchange activity to no more than FOUR SUBSTANTIVE "ROUND TRIPS" THROUGH THE FUND (at least 90 days apart) during any 12-month period. A "round trip" is a redemption from the Fund followed by a purchase back into the Fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of the Fund.
     Before making an exchange to or from another fund available in your plan, consider the following: n Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.
- Make sure to read that fund's prospectus. Contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188 for a copy.
- Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on the exchange policies that apply to your plan.

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                                                                              33

ACCESSING FUND INFORMATION BY COMPUTER
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VANGUARD ON THE WORLD WIDE WEB www.vanguard.com
Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; an online "university" that offers a variety of mutual fund classes; and
easy-to-use, interactive tools to help you create your own investment and retirement strategies.
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GLOSSARY OF INVESTMENT TERMS


ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CASH RESERVES
Cash deposits, short-term bank deposits, and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, and banker's acceptances.

COMMON STOCK
A security representing ownership rights in a corporation. A stockholder is entitled to share in the company's profits, some of which may be paid out as dividends.

DIVIDEND INCOME
Payment to shareholders of income from interest or dividends generated by a fund's investments.

EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

GROWTH STOCK FUND
A mutual fund that emphasizes stocks of companies believed to have above-average prospects for growth. Reflecting market expectations for superior growth, these stocks typically have low dividend yields and above-average prices in relation to such factors as revenue, earnings, and book value.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INVESTMENT ADVISER
An  organization  that  makes  the  day-to-day   decisions  regarding  a  fund's
investments.

NET ASSET VALUE (NAV)
Net asset value per share is computed by dividing the net assets attributed to each share class by the number of shares outstanding for that class.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index. Also known as indexing.

PRICE/EARNINGS (P/E) RATIO
The current share price of a stock, divided by its per-share earnings (profits) from the past year. A stock selling for $20, with earnings of $2 per share, has a price/earnings ratio of 10.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

VALUE STOCK FUND
A mutual fund that emphasizes stocks of companies whose growth prospects are generally regarded as subpar by the market. Reflecting these market expectations, the prices of value stocks typically are below-average in comparison with such factors as earnings and book value, and these stocks typically have above-average dividend yields.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations between its high and low prices.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

[SHIP]
THE VANGUARD GROUP LOGO]
Institutional  Division
Post Office Box 2900
Valley Forge,  PA 19482-2900

FOR MORE INFORMATION
If you'd like more information  about
Vanguard U.S. Stock Index Funds,
the following documents are
available free upon request:

ANNUAL/SEMIANNUAL REPORTS
TO SHAREHOLDERS
Additional  information about the
Funds'  investments is available in
the Funds'annual and semiannual
reports to shareholders.

STATEMENT  OF  ADDITIONAL
INFORMATION  (SAI)
The SAI  provides  more  detailed
information about the Funds.

The  current  annual and  semiannual
reports  and the SAI are
incorporated  by reference  into
(and are thus legally a part of)
this  prospectus.

To receive a free copy of the latest
annual or  semiannual  report or the
SAI, or to request additional
information about the Funds or other
Vanguard funds,  please contact us
as follows:

THE VANGUARD GROUP
PARTICIPANT ACCESS CENTER
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-523-1188

TEXT TELEPHONE:
1-800-523-8004

WORLD WIDE WEB:
WWW.VANGUARD.COM

INFORMATION  PROVIDED BY THE
SECURITIES AND EXCHANGE
COMMISSION  (SEC)
You can review and copy  information
about the Funds  (including  the SAI)
at the SEC's Public  Reference  Room
in  Washington,  DC. To find out more
about this  public service, call the
SEC at 1-202-942-8090. Reports and
other information about the Funds
are also available on the SEC's
website (www.sec.gov),  or you can
receive copies of this  information,
for a fee, by electronic  request at
the following e-mail address:
publicinfo@sec.gov,  or by writing the
Public Reference Section, Securities
and Exchange Commission,
Washington, DC 20549-0102.

Funds' Investment Company Act
file number: 811-2652


(C) 2000 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation,
Distributor.

I585N 112000